Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Schedule I
BioFuel Energy Corp.
Condensed Financial Information of Registrant
(Parent company information — See notes to consolidated financial statements)
(in thousands, except share data)

Condensed Balance Sheets

	December 31,
	2013	2012
Assets
Investment in BioFuel Energy, LLC	$18,615	$56,230
Total assets	$18,615	$56,230
Stockholders’ equity
Preferred stock, $0.01 par value; 5,000,000 shares authorized and no shares outstanding at December 31, 2013 and December 31, 2012	$—	$—
Common stock, $0.01 par value; 10,000,000 shares authorized and 5,482,585 shares outstanding at December 31, 2013 and 5,483,773 shares outstanding at December 31, 2012	54	54
Class B common stock, $0.01 par value; 3,750,000 shares authorized and 795,479 shares outstanding at December 31, 2013 and December 31, 2012	8	8
Less common stock held in treasury, at cost, 40,481 shares at December 31, 2013 and December 31, 2012	(4,316)	(4,316)
Additional paid-in capital	191,197	189,604
Accumulated deficit	(168,328)	(129,120)
Total stockholders’ equity	$18,615	$56,230

Condensed Statements of Operations

	Years Ended December 31,
	2013	2012
Equity in loss of BioFuel Energy, LLC	$(39,027)	$(39,568)
Other expenses	(181)	(275)
Net loss	$(39,208)	$(39,843)

Condensed Statements of Cash Flows

	Years Ended December 31,
	2013	2012
Cash flow from operating activities:
Net loss	$(39,208)	$(39,843)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in loss of BioFuel Energy, LLC	39,027	39,568
Net cash used in operating activities	(181)	(275)
Cash flows from investing activities:
Advances from BioFuel Energy, LLC	181	275
Net cash provided by investing activities	181	275
Cash and equivalents at end of period	$—	$—